CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues
Total revenues		¥ 4,666,147	$ 657,213	¥ 3,561,994	¥ 2,779,063
Total cost of revenues		(3,396,118)	(478,333)	(2,568,115)	(1,962,000)
Gross profit		1,270,029	178,880	993,879	817,063
Research and development expenses (including related parties amounts of RMB21,069, RMB60,687 and RMB34,673 for the years ended December 31, 2021, 2022 and 2023, respectively)		(1,264,308)	(178,074)	(1,332,800)	(1,209,580)
Selling, general and administrative expenses (including related parties amounts of RMB2,343, RMB2,153 and RMB17,589 for the years ended December 31, 2021, 2022 and 2023, respectively)		(928,761)	(130,813)	(1,310,207)	(607,868)
Other income - related parties		7,078	997	22,846	0
Others, net		(1,751)	(247)	(1,939)	207
Total operating expenses		(2,187,742)	(308,137)	(2,622,100)	(1,817,241)
Loss from operation		(917,713)	(129,257)	(1,628,221)	(1,000,178)
Interest income		30,501	4,296	13,820	13,655
Interest expense (including related parties amounts of RMB131, RMB12,215 and RMB12,163 for the years ended December 31, 2021, 2022 and 2023, respectively)		(79,309)	(11,170)	(44,543)	(131,585)
Loss from equity method investments		(43,065)	(6,066)	(71,928)	(3,891)
Other non-operating (expenses) income, net		(9,237)	(1,301)	152,791	(47,898)
Loss before income taxes		(1,018,823)	(143,498)	(1,578,081)	(1,169,897)
Income tax (expense) benefit		3,643	513	(29,065)	(6,861)
Net loss	[1]	(1,015,180)	(142,985)	(1,607,146)	(1,176,758)
Net loss attributable to non-redeemable non-controlling interests		74,989	10,562	42,518	1,997
Net loss attributable to redeemable non-controlling interests		0	0	464	806
Net loss attributable to ECARX Holdings Inc.		(940,191)	(132,423)	(1,564,164)	(1,173,955)
Accretion of redeemable non-controlling interests		0	0	(714)	(1,306)
Net loss available to ECARX Holdings Inc.		(940,191)	(132,423)	(1,564,878)	(1,175,261)
Accretion of Redeemable Convertible Preferred Shares		0	0	(354,878)	(243,564)
Net loss available to ordinary shareholders		¥ (940,191)	$ (132,423)	¥ (1,919,756)	¥ (1,418,825)
Loss per ordinary share
Basic loss per share, ordinary shares (in RMB per share) | (per share)	[1]	¥ (2.79)	$ (0.39)	¥ (8.02)	¥ (5.99)
Diluted loss per share, ordinary shares (in RMB per share) | (per share)	[1]	¥ (2.79)	$ (0.39)	¥ (8.02)	¥ (5.99)
Weighted average number of ordinary shares used in computing loss per ordinary share
Weighted average number of ordinary shares, basic (in shares)	[1]	337,407,225	337,407,225	239,296,386	236,691,093
Weighted average number of ordinary shares, diluted (in shares)	[1]	337,407,225	337,407,225	239,296,386	236,691,093
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil income taxes		¥ 41,152	$ 5,796	¥ (391,934)	¥ 4,551
Comprehensive loss		(974,028)	(137,189)	(1,999,080)	(1,172,207)
Comprehensive loss attributable to non-redeemable non-controlling interests		74,989	10,562	42,518	1,997
Comprehensive loss attributable to redeemable non-controlling interests		0	0	464	806
Comprehensive loss attributable to ordinary shareholders		(899,039)	(126,627)	(1,956,098)	(1,169,404)
Sales of goods revenues
Revenues
Total revenues		3,311,507	466,416	2,433,964	1,983,817
Total cost of revenues		(2,733,966)	(385,071)	(1,970,845)	(1,749,188)
Software license revenues
Revenues
Total revenues		444,830	62,653	404,469	261,265
Total cost of revenues		(120,289)	(16,942)	(126,807)	(32,164)
Service
Revenues
Total revenues		909,810	128,144	723,561	533,981
Total cost of revenues		¥ (541,863)	$ (76,320)	¥ (470,463)	¥ (180,648)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.